UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03235
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FMI Common Stock Fund, Inc.
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(Exact name of registrant as specified in charter)

     100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

     Ted D. Kellner
Fiduciary Management, Inc.
     100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI 53202
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(Name and address of agent for service)

414-226-4555
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2008
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Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc. Schedule of Investments June 30, 2008 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-97.3% (A)

COMMERCIAL SERVICES SECTOR-17.2%
Advertising/Marketing Services-2.7%
856,500	Harte-Hanks, Inc.	$9,806,925

Miscellaneous Commercial Services-3.6%
219,300	G & K Services, Inc.	6,679,878
331,100	Navigant Consulting, Inc.*	6,476,316
		13,156,194

Personnel Services-10.9%
617,700	AMN Healthcare Services, Inc.*	10,451,484
625,800	Korn/Ferry International*	9,843,834
1,291,100	MPS Group, Inc.*	13,724,393
98,800	Watson Wyatt Worldwide Inc.	5,225,532
		39,245,243

CONSUMER DURABLES SECTOR-2.2%
Home Furnishings-2.2%
320,900	Ethan Allen Interiors Inc.	7,894,140

CONSUMER SERVICES SECTOR-1.9%
Publishing: Books/Magazines-1.9%
245,600	Meredith Corp.	6,948,024

DISTRIBUTION SERVICES SECTOR-9.8%
Electronics Distributors-6.0%
432,100	Arrow Electronics, Inc.*	13,274,112
307,900	ScanSource, Inc.*	8,239,404
		21,513,516

Wholesale Distributors-3.8%
832,700	Beacon Roofing Supply, Inc.*	8,834,947
133,300	United Stationers Inc.*	4,925,435
		13,760,382

ENERY MINERALS SECTOR-2.5%
Oil & Gas Production-2.5%
138,600	St. Mary Land & Exploration Co.	8,959,104

FINANCE SECTOR-13.4%
Insurance Brokers/Services-4.1%
621,900	Arthur J. Gallagher & Co.	14,987,790

Investment Managers-2.1%
83,200	Affiliated Managers Group, Inc.*	7,492,992

Life/Health Insurance-4.2%
398,200	Protective Life Corp.	15,151,510

Property/Casualty Insurance-3.0%
919,350	Old Republic International Corp.	10,885,104

HEALTH TECHNOLOGY SECTOR-2.7%
Medical Specialties-2.7%
68,100	Beckman Coulter, Inc.	4,598,793
122,000	West Pharmaceutical Services, Inc.	5,280,160
		9,878,953

INDUSTRIAL SERVICES SECTOR-7.3%
Environmental Services-2.8%
316,450	Waste Connections, Inc.*	10,104,249

Oilfield Services/Equipment-4.5%
177,000	Bristow Group, Inc.*	8,759,730
194,000	Dresser-Rand Group, Inc.*	7,585,400
		16,345,130

PROCESS INDUSTRIES SECTOR-9.5%
Containers/Packaging-4.8%
166,300	AptarGroup, Inc.	6,976,285
464,000	Bemis Company, Inc.	10,402,880
		17,379,165

Industrial Specialties-4.7%
213,600	Cabot Microelectronics Corp.*	7,080,840
518,700	Valspar Corp.	9,808,617
		16,889,457

PRODUCER MANUFACTURING SECTOR-13.0%
Building Products-4.0%
349,900	Watsco, Inc.	14,625,820

Electrical Products-4.7%
77,300	Acuity Brands, Inc.	3,716,584
84,700	Littelfuse, Inc.*	2,672,285
459,200	Molex Inc. Cl A	10,520,272
		16,909,141

Industrial Machinery-1.4%
137,350	IDEX Corp.	5,059,974

Miscellaneous Manufacturing-1.0%
122,400	Carlisle Companies Inc.	3,549,600

Office Equipment/Supplies-1.9%
389,900	HNI Corp.	6,885,634

RETAIL TRADE SECTOR-8.6%
Discount Stores-3.2%
571,400	Family Dollar Stores, Inc.	11,393,716

Food Retail-1.7%
389,400	Winn-Dixie Stores, Inc.*	6,238,188

Specialty Stores-3.7%
266,700	Group 1 Automotive, Inc.	5,299,329
400,900	PetSmart, Inc.	7,997,955
		13,297,284

TECHNOLOGY SERVICES SECTOR-5.6%
Data Processing Services-2.6%
171,100	DST Systems, Inc.*	9,419,055

Information Technology Services-3.0%
709,700	Perot Systems Corp.*	10,652,597

TRANSPORTATION SECTOR-3.6%
Trucking-3.6%
361,200	Hunt (J.B.) Transport Services, Inc.	12,020,736
52,100	Werner Enterprises, Inc.	968,018
		12,988,754
	Total common stocks
	(Cost $363,852,018)	351,417,641

SHORT-TERM INVESTMENTS-2.1% (A)
Variable Rate Demand Note-2.1%
$7,733,552	U.S. Bank, N.A., 2.23%	7,733,552

	Total short-term investments
	(Cost $7,733,552)	7,733,552

	Total investments – 99.4%
	(Cost $371,585,570)	359,151,193

	Cash and receivables, less
	liabilities-0.6% (A)	2,133,282

	TOTAL NET ASSETS – 100.0%	$361,284,475

* Non-income producing security.

(A) Percentages for the various classifications relate to net assets.

As of June 30, 2008, investment cost for federal tax purposes was $371,600,672 and the tax components of unrealized appreciation/depreciation was as follows:

Aggregate gross unrealized appreciation	$ 45,881,727
Aggregate gross unrealized depreciation	(58,331,206)
Net unrealized depreciation	$ (12,449,479)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FMI Common Stock Fund, Inc.

By (Signature and Title) /s/Ted D. Kellner
Ted D. Kellner, President
Date 08/11/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ted D. Kellner
Ted D. Kellner, President
Date 08/11/2008

By (Signature and Title)	/s/ Ted D. Kellner
Ted D. Kellner, Treasurer
Date 08/11/2008